Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net Income from interest	$ 1,727,685,820	$ 474,947,519	$ 662,878,484
Net fee Income	471,430,835	422,076,432	412,499,370
Net Income from Financial Instruments measured at fair value through Profit or Loss	273,897,741	1,052,905,089	579,970,081
Income from Derecognition of Assets Measured at Amortized Cost	42,107,041	1,860,458	100,277
Exchange rate differences on foreign currency	612,573,105	62,666,267	27,265,004
Other Operating Income	381,761,004	229,783,588	155,435,612
Income from Insurance Business			44,584,836
Insurance Business Result	36,343,038	40,075,037	44,584,836
Impairment Charge	(190,682,814)	(163,294,445)	(133,151,102)
Personnel Expenses	(351,459,681)	(301,727,403)	(281,731,346)
Administrative Expenses	(295,224,397)	(279,393,042)	(272,939,370)
Depreciation Expenses	(84,278,588)	(86,811,560)	(87,941,850)
Other Operating Expenses	(565,566,379)	(396,299,340)	(335,783,492)
Loss on net monetary position	(1,518,506,605)	(851,315,576)	(482,259,367)
Operating Income	540,080,120	205,473,024	288,927,137
Share of profit from Associates and Joint Ventures	2,929,989	(1,374,074)	(783,437)
Income before Taxes from Continuing Operations	543,010,109	204,098,950	288,143,700
Income Tax from Continuing Operations	(205,840,481)	(52,841,496)	(99,524,754)
Net Income from Continuing Operations	337,169,628	151,257,454	188,618,946
Net Income for the Year	337,169,628	151,257,454	188,618,946
Other Comprehensive Income (Loss)	1,542,671	(2,991,155)	504,685
Total Comprehensive Income Attributable to Parent company´s owners	338,714,814	148,266,271	189,123,631
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	(2,515)	28	0
Operating segments | Argentina
Disclosure of operating segments [line items]
Net Income from interest	1,730,412,598	481,483,763
Net fee Income	482,055,942	431,461,941
Net Income from Financial Instruments measured at fair value through Profit or Loss	268,610,079	1,045,734,271
Income from Derecognition of Assets Measured at Amortized Cost	42,107,041	1,860,458
Exchange rate differences on foreign currency	612,413,410	62,641,479
Other Operating Income	388,991,665	237,750,700
Insurance Business Result	21,244,700	24,639,180
Impairment Charge	(190,682,814)	(163,294,445)
Personnel Expenses	(351,086,954)	(301,507,773)
Administrative Expenses	(295,505,737)	(280,563,505)
Depreciation Expenses	(84,269,572)	(86,809,175)
Other Operating Expenses	(565,565,032)	(396,348,879)
Loss on net monetary position	(1,517,933,224)	(851,092,178)
Operating Income	540,792,102	205,955,837
Share of profit from Associates and Joint Ventures	2,929,989	(1,374,074)
Income before Taxes from Continuing Operations	543,722,091	204,581,763
Income Tax from Continuing Operations	(205,840,481)	(52,841,496)
Net Income from Continuing Operations	337,881,610	151,740,267
Net Income for the Year	337,881,610	151,740,267
Other Comprehensive Income (Loss)	671,177	(3,573,051)
Total Comprehensive Income Attributable to Parent company´s owners	338,555,302	148,167,188
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	(2,515)	28
Operating segments | Uruguay
Disclosure of operating segments [line items]
Net Income from interest	0	0
Net fee Income	(553,541)	(122,981)
Net Income from Financial Instruments measured at fair value through Profit or Loss	385,418	138,701
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange rate differences on foreign currency	159,695	24,788
Other Operating Income	266,453	61,930
Insurance Business Result	0	0
Impairment Charge	0	0
Personnel Expenses	(372,727)	(219,630)
Administrative Expenses	(544,029)	(478,967)
Depreciation Expenses	(9,016)	(2,385)
Other Operating Expenses	(3,029)	(1,196)
Loss on net monetary position	(573,381)	(223,398)
Operating Income	(1,244,157)	(823,138)
Share of profit from Associates and Joint Ventures	0	0
Income before Taxes from Continuing Operations	(1,244,157)	(823,138)
Income Tax from Continuing Operations	0	0
Net Income from Continuing Operations	(1,244,157)	(823,138)
Net Income for the Year	(1,244,157)	(823,138)
Other Comprehensive Income (Loss)	871,494	581,896
Total Comprehensive Income Attributable to Parent company´s owners	(372,663)	(241,242)
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from interest	1,461,943,165	240,461,814	417,744,914
Net fee Income	291,308,376	255,931,705	255,306,200
Net Income from Financial Instruments measured at fair value through Profit or Loss	116,826,823	997,642,066	579,672,864
Income from Derecognition of Assets Measured at Amortized Cost	42,347,453	1,912,283	99,088
Exchange rate differences on foreign currency	532,622,795	60,255,103	22,406,058
Other Operating Income	278,827,435	154,698,888	99,010,114
Income from Insurance Business			0
Insurance Business Result	0	0
Impairment Charge	(125,750,326)	(110,110,570)	(87,908,002)
Personnel Expenses	(251,554,961)	(208,152,430)	(189,101,103)
Administrative Expenses	(204,566,843)	(197,356,606)	(196,398,875)
Depreciation Expenses	(70,120,173)	(69,133,836)	(65,648,219)
Other Operating Expenses	(410,391,059)	(285,193,414)	(247,338,558)
Loss on net monetary position	(1,223,843,712)	(692,019,044)	(389,734,768)
Operating Income	437,648,973	148,935,959	198,109,713
Share of profit from Associates and Joint Ventures	(1,946,669)	(1,374,074)	(783,437)
Income before Taxes from Continuing Operations	435,702,304	147,561,885	197,326,276
Income Tax from Continuing Operations	(155,272,782)	(19,580,911)	(59,589,927)
Net Income from Continuing Operations	280,429,522	127,980,974	137,736,349
Net Income for the Year	280,429,522	127,980,974	137,736,349
Other Comprehensive Income (Loss)	0	(3,516,138)	456,243
Total Comprehensive Income Attributable to Parent company´s owners	280,429,522	124,464,836	138,192,592
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest	260,608,702	209,707,226	227,076,403
Net fee Income	186,248,020	175,334,452	168,107,624
Net Income from Financial Instruments measured at fair value through Profit or Loss	96,839,582	41,654,951	2,538,024
Income from Derecognition of Assets Measured at Amortized Cost	(247,465)	(51,825)	1,189
Exchange rate differences on foreign currency	4,934,354	(407,063)	885,977
Other Operating Income	39,256,149	35,795,456	36,029,925
Income from Insurance Business			0
Insurance Business Result	0	0
Impairment Charge	(64,933,672)	(53,187,621)	(45,218,721)
Personnel Expenses	(77,675,268)	(76,069,669)	(75,406,262)
Administrative Expenses	(76,730,350)	(69,712,621)	(66,117,904)
Depreciation Expenses	(12,177,651)	(15,617,031)	(19,850,619)
Other Operating Expenses	(105,020,142)	(105,504,991)	(85,530,697)
Loss on net monetary position	(225,076,997)	(129,557,877)	(78,900,186)
Operating Income	26,025,262	12,383,387	63,614,753
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	26,025,262	12,383,387	63,614,753
Income Tax from Continuing Operations	(12,298,583)	(6,088,306)	(25,865,643)
Net Income from Continuing Operations	13,726,679	6,295,081	37,749,110
Net Income for the Year	13,726,679	6,295,081	37,749,110
Other Comprehensive Income (Loss)	473,099	(44)	(1,923)
Total Comprehensive Income Attributable to Parent company´s owners	14,199,778	6,295,037	37,747,187
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest	8,101,150	29,839,442	14,145,228
Net fee Income	0	0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss	(11,615,003)	(20,148,716)	(9,166,643)
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on foreign currency	54,441,086	14,079	237,393
Other Operating Income	11,956,374	5,197,185	2,296,106
Income from Insurance Business			25,782,326
Insurance Business Result	21,244,700	24,639,180
Impairment Charge	1,184	3,746	(24,379)
Personnel Expenses	(12,732,861)	(11,533,982)	(9,795,221)
Administrative Expenses	(6,852,605)	(5,905,239)	(4,934,656)
Depreciation Expenses	(1,210,764)	(1,742,818)	(2,204,381)
Other Operating Expenses	(35,547,025)	(73,296)	(83,365)
Loss on net monetary position	(19,458,601)	(6,065,467)	(4,010,184)
Operating Income	8,327,635	14,224,114	12,242,224
Share of profit from Associates and Joint Ventures	4,876,658	0	0
Income before Taxes from Continuing Operations	13,204,293	14,224,114	12,242,224
Income Tax from Continuing Operations	(1,828,830)	(6,699,798)	(5,051,093)
Net Income from Continuing Operations	11,375,463	7,524,316	7,191,131
Net Income for the Year	11,375,463	7,524,316	7,191,131
Other Comprehensive Income (Loss)	198,482	(56,869)	74,588
Total Comprehensive Income Attributable to Parent company´s owners	11,576,460	7,467,419	7,265,719
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	(2,515)	28	0
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest	(240,419)	1,475,281	480,495
Net fee Income	3,946,005	72,803	(163,066)
Net Income from Financial Instruments measured at fair value through Profit or Loss	66,944,095	26,724,671	8,981,497
Income from Derecognition of Assets Measured at Amortized Cost	7,053	0	0
Exchange rate differences on foreign currency	20,574,870	2,804,148	3,735,576
Other Operating Income	59,218,160	42,121,101	27,713,454
Income from Insurance Business			0
Insurance Business Result	0	0
Impairment Charge	0	0	0
Personnel Expenses	(9,496,591)	(5,971,322)	(7,428,760)
Administrative Expenses	(7,899,968)	(8,068,006)	(6,340,385)
Depreciation Expenses	(770,000)	(317,875)	(238,631)
Other Operating Expenses	(14,609,835)	(5,578,374)	(2,875,299)
Loss on net monetary position	(50,127,295)	(23,673,188)	(9,614,229)
Operating Income	67,546,075	29,589,239	14,250,652
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	67,546,075	29,589,239	14,250,652
Income Tax from Continuing Operations	(36,440,286)	(20,472,481)	(9,018,091)
Net Income from Continuing Operations	31,105,789	9,116,758	5,232,561
Net Income for the Year	31,105,789	9,116,758	5,232,561
Other Comprehensive Income (Loss)	871,090	581,896	(24,223)
Total Comprehensive Income Attributable to Parent company´s owners	31,976,879	9,698,654	5,208,338
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from interest	(2,726,778)	(6,536,244)	3,431,444
Net fee Income	(10,071,566)	(9,262,528)	(10,751,388)
Net Income from Financial Instruments measured at fair value through Profit or Loss	4,902,244	7,032,117	(2,055,661)
Income from Derecognition of Assets Measured at Amortized Cost	0	0	0
Exchange rate differences on foreign currency	0	0	0
Other Operating Income	(7,497,114)	(8,029,042)	(9,613,987)
Income from Insurance Business			18,802,510
Insurance Business Result	15,098,338	15,435,857
Impairment Charge	0	0	0
Personnel Expenses	0	0	0
Administrative Expenses	825,369	1,649,430	852,450
Depreciation Expenses	0	0	0
Other Operating Expenses	1,682	50,735	44,427
Loss on net monetary position	0	0	0
Operating Income	532,175	340,325	709,795
Share of profit from Associates and Joint Ventures	0	0	0
Income before Taxes from Continuing Operations	532,175	340,325	709,795
Income Tax from Continuing Operations	0	0	0
Net Income from Continuing Operations	532,175	340,325	709,795
Net Income for the Year	532,175	340,325	709,795
Other Comprehensive Income (Loss)	0	0	0
Total Comprehensive Income Attributable to Parent company´s owners	532,175	340,325	709,795
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	0	0	$ 0
Segment Adjustments
Disclosure of operating segments [line items]
Net Income from interest	(2,726,778)	(6,536,244)
Net fee Income	(10,071,566)	(9,262,528)
Net Income from Financial Instruments measured at fair value through Profit or Loss	4,902,244	7,032,117
Income from Derecognition of Assets Measured at Amortized Cost	0	0
Exchange rate differences on foreign currency	0	0
Other Operating Income	(7,497,114)	(8,029,042)
Insurance Business Result	15,098,338	15,435,857
Impairment Charge	0	0
Personnel Expenses	0	0
Administrative Expenses	825,369	1,649,430
Depreciation Expenses	0	0
Other Operating Expenses	1,682	50,735
Loss on net monetary position	0	0
Operating Income	532,175	340,325
Share of profit from Associates and Joint Ventures	0	0
Income before Taxes from Continuing Operations	532,175	340,325
Income Tax from Continuing Operations	0	0
Net Income from Continuing Operations	532,175	340,325
Net Income for the Year	532,175	340,325
Other Comprehensive Income (Loss)	0	0
Total Comprehensive Income Attributable to Parent company´s owners	532,175	340,325
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	$ 0	$ 0